CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	$ (307,622)	$ (130,370)	$ (1,616)
Adjustments for:
Finance income	(2,930)	(4,581)	(6,214)
Finance costs	4,209	223	82
Provision for/ (reversal of) for the impairment of trade receivables	13	1	(60)
Depreciation of property, plant and equipment	8,248	4,001	845
Loss on disposal of property, plant and equipment	55
Amortisation of intangible assets	192	63	15
Depreciation of right-of-use assets	1,493	1,198	823
Fair value loss of convertible redeemable preferred shares	79,984
Fair value gains on financial assets at fair value change through profit or loss	(47)	(474)	(89)
Foreign currency exchange gain, net	(66)	(250)	(7,237)
Equity-settled share-based compensation expense	4,760	1,272	704
Deferred government grant	(114)
Cash flows from (used in) operations before changes in working capital	(211,825)	(128,917)	(12,747)
Decrease/(Increase) in trade receivables	(45,000)	(3,771)	207,606
Decrease/(Increase) in prepayments, other receivables and other assets	3,366	(3,928)	(2,507)
Increase in other non-current assets	(3,973)
Increase in inventories	(643)	(22)	(1,124)
Government grant received	2,452
(Decrease)/increase in trade and notes payables	(4,348)	2,011	3,239
Increase in other payables and accruals	20,230	31,727	18,310
Increase in other non-current liabilities	554
Increase in contract liabilities	6,026	26,466	93,183
Increase of pledged short-term deposits, net	(128)
Cash (used in) /from operations	(233,289)	(76,434)	305,960
Income tax paid	(278)	(15,432)
Finance income received	3,366	9,024	1,804
Interest on loan from related party		(24)
Income tax received	7,391
Interest on lease payments	(195)	(199)	(82)
Net cash flow (used in)/from operating activities	(223,005)	(83,065)	307,682
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(45,747)	(38,636)	(20,958)
Purchase of intangible assets	(4,029)	(534)	(63)
Purchase of financial assets at fair value through profit or loss	(22,682)	(314,840)	(6,000)
Cash received from withdrawal of financial assets at fair value through profit or loss	22,682	320,854
Cash receipts of investment income	47
Cash advances to related parties		(13,006)	(86,943)
Collection of cash advances to related parties		62,996	11,943
Proceeds from disposal of items of property, plant and equipment	1	74	20
Addition of short-term time deposits	(50,000)	(75,559)
Decrease in short-term deposits	75,559
Addition of pledged short-term deposits		(256)	(255)
Decrease in pledged short-term deposits		255
Net cash flows used in investing activities	(24,169)	(58,652)	(102,256)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from cash advances from related parties		38,945	35,939
Repayment of cash advances from related parties	(4)	(19,223)	(33,219)
Proceeds from loans from related parties		2,867
Repayments of loans from related parties		(2,867)
Proceeds from convertible redeemable preferred shares	160,450
Proceeds from issuance of ordinary shares for Initial public offering, net of issuance costs	450,085
Proceeds from issuance of ordinary shares relating to private placement by Genscript	12,000
Proceeds from exercise of share option	1,464
Payments of expenses for issuance of convertible redeemable preferred shares	(2,514)
Principal portion of lease payments	(2,602)	(5,056)	(219)
Net cash flows from financing activities	618,879	14,666	2,501
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	371,705	(127,051)	207,927
Effect of foreign exchange rate changes, net	620	249	124
Cash and cash equivalents at beginning of year	83,364	210,166	2,115
CASH AND CASH EQUIVALENTS AT END OF YEAR	455,689	83,364	210,166
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances	506,073	159,179	210,421
Less: Pledged short-term deposits	384	256	255
Time deposits	50,000	75,559
Cash and cash equivalents as stated in the statement of financial position	455,689	83,364	210,166
Cash and cash equivalents as stated in the statement of cash flows	$ 455,689	$ 83,364	$ 210,166